Note 16 - Lease Liability (Details Textual)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	9.69%	8.37%
Bottom of range [member]
Statement Line Items [Line Items]
Lease agreement, term (Year)	1 year
Top of range [member]
Statement Line Items [Line Items]
Lease agreement, term (Year)	12 years